INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Interest In Other Entities [Abstract]
Schedule of associates

		% of ownership interest
Name of entity	Place of business	2025	2024	2023	Nature of relationship	Measurement method
BioConnection Investments B.V.	Oss, NL	23.00%	23.60%	23.60%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2025	2024	2023
BioConnection Investments B.V.

Balance at January 1	466	2,285	2,501

Movement during the year
Share in net profit (loss)	623	(1,131)	(289)
Impairment	—	(629)	—
Contributions	739	—	—
Currency translation	116	(59)	73

Balance at December 31	1,944	466	2,285
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2025	2024
Balance at Balance at January 1	3,767	6,093
Fair value changes	2,345	(2,051)
Currency translation	591	(275)
Balance at December 31	6,703	3,767

		% of ownership interest
Name of entity	Place of business	2025	2024	2023	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	—%	—%	0.54%	Investment	Fair value
The fair value as at December 31, 2023, was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2025	2024	2023
Orchard Therapeutics Plc.

Balance at January 1	—	2,020	403

Movement during the year
Initial recognition from a business combination	220	—	—
Fair value adjustments through OCI (pre-tax)	—	106	1,573
Disposal of investment designated as at FVOCI	(220)	(2,098)	—
Currency translation	—	(28)	44

Balance at December 31	—	—	2,020

Schedule of assumptions were used in the Black-Scholes model to determine the fair value of the asset
The following assumptions were used in the BSM model to determine the fair value of the asset:

	2025	2024
Expected time to maturity	4 years	4 years
Volatility	50%	50%
Risk-free interest rate	3.48%	2.60%
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	3.4	-2.0%	7.6	-5.0%	4.8
-5.0%	5.3	-1.0%	7.1	-2.5%	5.9
Base case	6.7	Base case	6.7	Base case	6.7
+5.0%	7.8	+1.0%	6.3	+2.5%	7.5
+10.0%	8.7	+2.0%	6.0	+5.0%	8.1
The impact of the remaining variables on the BSM model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
- 2 years	7.6	-10.0%	7.4
- 1 year	7.1	-5.0%	7.0
Base case	6.7	Base Case	6.7
+ 1 year	6.3	+5.0%	6.3
+ 2 years	6.0	+10.0%	6.0